Commitments and Contingencies - Additional Information (Detail) $ in Thousands, ¥ in Millions								12 Months Ended
	Jan. 26, 2016 JPY (¥)	Jan. 26, 2016 USD ($)	May 26, 2015 JPY (¥)	May 26, 2015 USD ($)	Apr. 25, 2013 Patent	Oct. 10, 2012 JPY (¥)	Oct. 10, 2012 USD ($)	Mar. 31, 2017 JPY (¥)	Mar. 31, 2016 JPY (¥)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 JPY (¥)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2013 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2012 USD ($)	Mar. 31, 2016 USD ($)
Commitments and Contingencies Disclosure [Line Items]
Amount pledged as collateral								¥ 1,418.0	¥ 3,040.0
Contractual obligations for the acquisition or construction of property, plant and equipment								13,599.0
Rental expenses for operating leases								12,931.0	14,290.0		¥ 13,644.0
Materials to be purchased									148,552.0
Prepayment amount for material purchased									41,398.0
Interest paid								1,080.0	1,408.0		1,422.0
Selling, general and administrative expenses								268,740.0	279,361.0		¥ 277,515.0
Kagoshima Mega Solar Power
Commitments and Contingencies Disclosure [Line Items]
Loans secured by collateral								18,198.0
Other current assets | Polysilicon material, the 2016 amount
Commitments and Contingencies Disclosure [Line Items]
Inventory subject to uncertainty								29,660.0
Other account payable | Polysilicon material, the 2016 amount
Commitments and Contingencies Disclosure [Line Items]
Inventory subject to uncertainty								21,793.0
Equity Method Investments | Kagoshima Mega Solar Power
Commitments and Contingencies Disclosure [Line Items]
Amount pledged as collateral								¥ 1,893.0
AVX Corporation
Commitments and Contingencies Disclosure [Line Items]
Loss contingency, damages awarded value	¥ 4,200.0	$ 37,500
Name of plaintiff in a lawsuit								Greatbatch, Inc.
AVX Corporation | Pending Litigation
Commitments and Contingencies Disclosure [Line Items]
Loss contingency liability									4,575.0							$ 37,500
Selling, general and administrative expenses									¥ 4,575.0	$ 37,500
AVX Corporation | Minimum
Commitments and Contingencies Disclosure [Line Items]
Number of products in patent infringement case | Patent					1
AVX Corporation | Maximum
Commitments and Contingencies Disclosure [Line Items]
Number of products in patent infringement case | Patent					9
AVX Corporation | New Bedford Harbor Remediation
Commitments and Contingencies Disclosure [Line Items]
Contingency settlement amount						¥ 39,643.0	$ 366,250
Settlement agreement description								Under the terms of the settlement, AVX was obligated to pay ¥39,643 million ($366.25 million), plus interest computed from August 1, 2012, in three installments over a two-year period for use by the EPA and the Commonwealth to complete the clean-up of the harbor.
Installment period						2 years	2 years
Environmental charges included in selling general and administrative expenses												¥ 21,300.0	$ 266,250	¥ 7,900.0	$ 100,000
AVX Corporation | New Bedford Harbor Remediation | Final settlement installment
Commitments and Contingencies Disclosure [Line Items]
Contingency settlement amount paid			¥ 14,894.0	$ 122,080
Interest paid			¥ 135.0	$ 1,110